iShares®

iShares Trust

Supplement dated January 22, 2009

to the Prospectus and Statement of Additional Information (the “SAI”)

dated December 1, 2008

for the iShares MSCI EAFE Small Cap Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI.

Effective January 22, 2009, the Standard Creation/Redemption Transaction Fee for the Fund is $10,000.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-SCZ-0109

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated January 22, 2009

to the Prospectus dated September 1, 2008 and

Statement of Additional Information dated

September 1, 2008 (as revised October 30, 2008) (the “SAI”)

for the iShares Dow Jones EPAC Select Dividend Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI.

Effective January 22, 2009, the Standard Creation/Redemption Transaction Fee for the Fund is $2,000.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-IDV-0109

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE